ENTITY-WIDE DISCLOSURE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sales [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage	8.40%	12.80%